Finance cost - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance cost
Interest expense on foreign exchange swaps including coupon interest	£ 55	£ 26
Interest expense on foreign exchange swaps including coupon interest in other comprehensive income	£ 12	£ 8